N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Oct. 09, 2026
Amendment Flag	false
C000107223 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.
As of October 1, 2026, the Subaccount that invests in the Janus Henderson VIT Global Sustainable Equity Svc Portfolio (the “Janus Subaccount”) is no longer be available for new investment allocations. Any Accumulation Value you currently have invested in the Janus Subaccount will remain in the Subaccount unless you order the transfer or withdrawal of the Accumulation Value from the Janus Subaccount.
Any order to allocate Net Premium and transfer Accumulation Value to the Janus Subaccount will be refused and any premium received with the order will be returned to you without interest. An “order” includes any “standing” allocation instructions we have on file that list the Janus Subaccount. If your on-file allocation instructions include the Janus Subaccount, please contact us (as described below) to change your instructions for allocating any future Net Premium and to avoid delays in your investment allocations. If you are participating in the portfolio rebalancing or dollar cost averaging programs and your instructions allocate Accumulation Value to the Janus Subaccount, your participation in the program will be suspended until you provide us with new allocation instructions.
Additional information about the investment options available under your Contract can be found in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
A corresponding change is hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.
Variable Option [Line Items]
Prospectuses Available [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.
As of October 1, 2026, the Subaccount that invests in the Janus Henderson VIT Global Sustainable Equity Svc Portfolio (the “Janus Subaccount”) is no longer be available for new investment allocations. Any Accumulation Value you currently have invested in the Janus Subaccount will remain in the Subaccount unless you order the transfer or withdrawal of the Accumulation Value from the Janus Subaccount.
Any order to allocate Net Premium and transfer Accumulation Value to the Janus Subaccount will be refused and any premium received with the order will be returned to you without interest. An “order” includes any “standing” allocation instructions we have on file that list the Janus Subaccount. If your on-file allocation instructions include the Janus Subaccount, please contact us (as described below) to change your instructions for allocating any future Net Premium and to avoid delays in your investment allocations. If you are participating in the portfolio rebalancing or dollar cost averaging programs and your instructions allocate Accumulation Value to the Janus Subaccount, your participation in the program will be suspended until you provide us with new allocation instructions.
Additional information about the investment options available under your Contract can be found in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
A corresponding change is hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.